Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Clinical trial costs	$ 899	$ 3,088	$ 3,294
Professional fees	660	229	435
Compensation and related benefits	976	975	1,535
Interest expense	99	0	28
Accrued expenses and other current liabilities	$ 2,634	$ 4,292	$ 5,292